Revenue Recognition (Details 1) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Product Revenue		$ 211,000	$ 496,000
2020 [Member]
Product Revenue	327,000		300,000
2021 [Member]
Product Revenue	0		0
2022 [Member]
Product Revenue	0		0
2023 [Member]
Product Revenue	0		0
Thereafter [Member]
Product Revenue	$ 0		$ 0